Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Revenue:
Third party and other	$ 1,206,441		$ 1,250,149	$ 1,353,948
Direct	1,807,174		1,704,667	1,504,698
Total revenue	3,013,615		2,954,816	2,858,646
Cost of revenue:
Third party and other	150,031		158,095	173,204
Direct	1,582,931		1,508,911	1,339,881
Total cost of revenue	1,732,962		1,667,006	1,513,085
Gross profit	1,280,653		1,287,810	1,345,561
Operating expenses:
Marketing	352,175		241,342	227,855
Selling, general and administrative	994,027		1,100,528	1,080,199
Restructuring charges	40,438		28,464	0
Gain (Loss) on Disposition of Business	(11,399)		(13,710)	0
Acquisition Related (Benefit) Expense, Net	5,650		1,857	1,269
Total operating expenses	1,380,891		1,358,481	1,309,323
Operating Income (Loss)	(100,238)		(70,671)	36,238
Other expense, net	(71,289)		(25,586)	(31,655)
(Loss) income before provision for income taxes	(171,527)		(96,257)	4,583
Provision for income taxes	(5,318)		(23,010)	15,308
Income (loss) from discontinued operations, net of tax	(17,114)		106,926	(53,194)
Net income attributable to noncontrolling interests	(11,264)	[1]	(13,011)	(9,171)
Net loss attributable to Groupon, Inc.	$ (194,587)	[1]	$ 20,668	$ (73,090)
Net loss per share
Continuing operations	$ (0.31)		$ (0.13)	$ (0.03)
Discontinued operations	(0.03)		0.16	(0.08)
Basic and Diluted, net (loss) earnings per share	$ (0.34)		$ 0.03	$ (0.11)
Weighted average number of shares outstanding
Basic, weighted average number of shares outstanding	576,354,258	[1]	650,106,225	674,832,393
Diluted, weighted average number of shares outstanding	576,354,258		650,106,225	674,832,393

[1]	(2)The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This full year column reflects the weighted-average Class A and Class B common shares outstanding for the period from January 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the year ended December 31, 2016.